Basis of Preparation and Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Basis of Preparation and Material Accounting Policies [Line Items]
Term of lease	12 months
Leases amount	$ 5,000
Royalty rate	4.00%
Recoverable amount	$ 61,000,000
Impairment value	$ 15,000,000
Revenue percentage	5.00%
Discount rate	5.00%
Bottom of Range [Member]
Basis of Preparation and Material Accounting Policies [Line Items]
Office spaces	4 years
Intangible asset	3 years
Carrying amount	$ 3,000,000
Top of Range [member]
Basis of Preparation and Material Accounting Policies [Line Items]
Office spaces	5 years
Intangible asset	5 years
Carrying amount	$ 5,000,000